Debt - Repurchase Agreements, Real Estate Securities (FY) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets Sold under Agreements to Repurchase [Line Items]
Amount Outstanding	$ 287,462	$ 276,340	$ 252,543
Accrued Interest	1,044	2,110	4,958
Fair Value		171,136	386,316
Secured Debt | U.S. Bank National Association | Class C Notes
Assets Sold under Agreements to Repurchase [Line Items]
Fair Value		72,200	68,500
Revolving Credit Facility
Assets Sold under Agreements to Repurchase [Line Items]
Amount Outstanding	46,510	186,828	394,359
Accrued Interest	642	8,719	1,957
Collateral Pledged	$ 59,297	$ 243,373	$ 454,301
Interest Rate	1.30%	1.71%	2.79%
Days to Maturity	33 days	33 days	16 days
Revolving Credit Facility | JP Morgan Securities LLC
Assets Sold under Agreements to Repurchase [Line Items]
Amount Outstanding	$ 18,959	$ 33,791	$ 83,353
Accrued Interest	149	1,668	124
Collateral Pledged	$ 23,621	$ 43,612	$ 93,500
Interest Rate	1.25%	1.75%	2.53%
Days to Maturity	6 days	31 days	20 days
Revolving Credit Facility | Wells Fargo Securities, LLC
Assets Sold under Agreements to Repurchase [Line Items]
Amount Outstanding		$ 0	$ 178,304
Accrued Interest		1,057	1,199
Collateral Pledged		0	$ 209,873
Interest Rate			2.94%
Days to Maturity			11 days
Revolving Credit Facility | Goldman Sachs International
Assets Sold under Agreements to Repurchase [Line Items]
Amount Outstanding	$ 0	22,440
Accrued Interest	37	455
Collateral Pledged	0	$ 30,794
Interest Rate		1.68%
Days to Maturity		16 days
Revolving Credit Facility | Barclays Capital Inc.
Assets Sold under Agreements to Repurchase [Line Items]
Amount Outstanding	27,551	$ 76,809	$ 40,720
Accrued Interest	375	2,102	221
Collateral Pledged	$ 35,676	$ 97,244	$ 47,475
Interest Rate	1.34%	1.71%	2.81%
Days to Maturity	51 days	33 days	23 days
Revolving Credit Facility | Credit Suisse AG
Assets Sold under Agreements to Repurchase [Line Items]
Amount Outstanding		$ 0
Accrued Interest		905
Collateral Pledged		0
Revolving Credit Facility | Citigroup Global Markets, Inc.
Assets Sold under Agreements to Repurchase [Line Items]
Amount Outstanding	$ 0	53,788	$ 91,982
Accrued Interest	81	2,532	413
Collateral Pledged	$ 0	$ 71,723	$ 103,453
Interest Rate		1.70%	2.69%
Days to Maturity		29 days	19 days